Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in millions)	12/31/2024	12/31/2023

Customer refund liability returns	40.9	12.4
Other financial liabilities	10.4	2.4
Total other current financial liabilities at amortized cost	51.3	14.8
Other non-current financial liabilities	1.7	—
Total other non-current financial liabilities at amortized cost	1.7	—
Total current and non-current financial liabilities	53.1	14.8